Non-Controlling Interests - Net Change in Non-Controlling Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of subsidiaries [line items]
Beginning balance	$ 2,123,226	$ 4,383,173
Change in ownership interest	0	0
Share of loss for the period	(695,089)	(3,309,360)
Ending balance	2,037,700	2,123,226
Non-Controlling Interests
Disclosure of subsidiaries [line items]
Beginning balance	(24,356)	4,410
Change in ownership interest	25,820	(2,100)
Share of loss for the period	(1,464)	(26,666)
Ending balance	$ 0	$ (24,356)